Servicing Assets - SBA Sensitivity Analysis (Details) - SBA Loan Servicing Rights $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of SBA loan servicing rights	$ 337
Weighted average life (years)	4 years 3 months 18 days
Prepayment speed	10.77%
Impact on fair value of a 10% adverse change in prepayment speed	$ (12)
Impact on fair value of a 20% adverse change in prepayment speed	$ (23)
Discount rate	11.28%
Impact on fair value of a 10% adverse change in the discount rate	$ (9)
Impact on fair value of a 20% adverse change in the discount rate	$ (18)